14. Stock-Based Compensation (Details-Stock-based compensation) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Total stock-based compensation	$ 2,410,000	$ 2,145,000
Cost of revenues [Member]
Total stock-based compensation	169,000	248,000
Research and development [Member]
Total stock-based compensation	159,000	245,000
Selling, general and administrative [Member]
Total stock-based compensation	$ 2,082,000	$ 1,652,000